Debentures (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Jul. 15, 2025	Mar. 11, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	R$ 16,646,924			R$ 12,627,365
Minimum [Member] | Debentures 10th Issue [Member] | DI Plus [Member] | Copel GET
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			R$ 500,000
Borrowings, interest rate			0.59%
Maturity term of debentures	4 years
Minimum [Member] | Debentures 10th Issue [Member] | DI Plus [Member] | Copel DIS
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued		R$ 1,300,000
Borrowings, interest rate		0.43%
Maturity term of debentures	3 years
Median [Member] | Debentures 10th Issue [Member] | DI Plus [Member] | Copel GET
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			R$ 500,000
Borrowings, interest rate			0.79%
Maturity term of debentures	7 years
Median [Member] | Debentures 10th Issue [Member] | DI Plus [Member] | Copel DIS
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued		R$ 500,000
Borrowings, interest rate		0.58%
Maturity term of debentures	2 years
Maximum [Member] | Debentures 10th Issue [Member] | IPCA [Member] | Copel GET
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			R$ 1,000,000
Borrowings, interest rate			7.482%
Maturity term of debentures	12 years
Maximum [Member] | Debentures 10th Issue [Member] | IPCA [Member] | Copel DIS
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued		R$ 1,200,000
Borrowings, interest rate		6.9543%
Maturity term of debentures	7 years